Condensed Statements of Changes in Stockholders Deficit - USD ($)	Total	Series A, Preferred Stock	Series B, Preferred Stock	Series C, Preferred Stock	Series D, Preferred Stock	Series E, Preferred Stock	Common Stock	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)	Common Stock Payable [Member]
Balance, Shares at May. 31, 2019		1,940,153	150,000	250,000	6,350,000	14,989,500	537,774,616
Balance, Amount at May. 31, 2019	$ (1,177,177)	$ 194	$ 15	$ 250,000	$ 635	$ 1,499	$ 537,774	$ 2,884,051	$ (4,851,345)
Net Loss	(1,309,851)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	0	(1,309,851)
Balance, Shares at May. 31, 2020		1,940,153	150,000	250,000	6,350,000	14,989,500	537,774,616
Balance, Amount at May. 31, 2020	(2,487,028)	$ 194	$ 15	$ 250,000	$ 635	$ 1,499	$ 537,774	2,884,051	(6,161,196)
Net Loss	520,069								520,069
Balance, Shares at Aug. 31, 2020		1,940,153	150,000	250,000	6,350,000	14,989,500	537,774,616
Balance, Amount at Aug. 31, 2020	(1,966,959)	$ 194	$ 15	$ 250,000	$ 635	$ 1,499	$ 537,774	2,884,051	(5,641,127)
Balance, Shares at May. 31, 2020		1,940,153	150,000	250,000	6,350,000	14,989,500	537,774,616
Balance, Amount at May. 31, 2020	(2,487,028)	$ 194	$ 15	$ 250,000	$ 635	$ 1,499	$ 537,774	2,884,051	(6,161,196)
Net Loss	1,326,558
Balance, Shares at Feb. 28, 2021		1,940,153	150,000	250,000	6,350,000	14,989,500	537,774,616
Balance, Amount at Feb. 28, 2021	(1,160,470)	$ 194	$ 15	$ 250,000	$ 635	$ 1,499	$ 537,774	2,884,051	(4,834,638)
Balance, Shares at May. 31, 2020		1,940,153	150,000	250,000	6,350,000	14,989,500	537,774,616
Balance, Amount at May. 31, 2020	(2,487,028)	$ 194	$ 15	$ 250,000	$ 635	$ 1,499	$ 537,774	2,884,051	(6,161,196)
Net Loss	1,142,894	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	0	1,142,894
Balance, Shares at May. 31, 2021		1,940,153	150,000	250,000	6,350,000	14,989,500	537,774,616
Balance, Amount at May. 31, 2021	(1,344,134)	$ 194	$ 15	$ 250,000	$ 635	$ 1,499	$ 537,774	2,884,051	(5,018,302)	$ 0
Balance, Shares at Aug. 31, 2020		1,940,153	150,000	250,000	6,350,000	14,989,500	537,774,616
Balance, Amount at Aug. 31, 2020	(1,966,959)	$ 194	$ 15	$ 250,000	$ 635	$ 1,499	$ 537,774	2,884,051	(5,641,127)
Net Loss	470,031								470,031
Balance, Shares at Nov. 30, 2020		1,940,153	150,000	250,000	6,350,000	14,989,500	537,774,616
Balance, Amount at Nov. 30, 2020	(1,496,928)	$ 194	$ 15	$ 250,000	$ 635	$ 1,499	$ 537,774	2,884,051	(5,171,096)
Net Loss	336,458								336,458
Balance, Shares at Feb. 28, 2021		1,940,153	150,000	250,000	6,350,000	14,989,500	537,774,616
Balance, Amount at Feb. 28, 2021	(1,160,470)	$ 194	$ 15	$ 250,000	$ 635	$ 1,499	$ 537,774	2,884,051	(4,834,638)
Balance, Shares at May. 31, 2021		1,940,153	150,000	250,000	6,350,000	14,989,500	537,774,616
Balance, Amount at May. 31, 2021	(1,344,134)	$ 194	$ 15	$ 250,000	$ 635	$ 1,499	$ 537,774	2,884,051	(5,018,302)	0
Net Loss	390,364	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	0	390,364	0
Balance, Shares at Aug. 31, 2021		1,940,153	150,000	250,000	6,350,000	14,989,500	537,774,616
Balance, Amount at Aug. 31, 2021	(953,770)	$ 194	$ 15	$ 250,000	$ 635	$ 1,499	$ 537,774	2,884,051	(4,627,938)	0
Balance, Shares at May. 31, 2021		1,940,153	150,000	250,000	6,350,000	14,989,500	537,774,616
Balance, Amount at May. 31, 2021	(1,344,134)	$ 194	$ 15	$ 250,000	$ 635	$ 1,499	$ 537,774	2,884,051	(5,018,302)	0
Net Loss	$ 62,221
Common Stock Issued In Conjunction With Convertible Note, Shares	5,250
Balance, Shares at Feb. 28, 2022		1,940,153	150,000	250,000	6,000,000	14,989,500	553,024,616
Balance, Amount at Feb. 28, 2022	$ (1,189,913)	$ 194	$ 15	$ 250,000	$ 600	$ 1,499	$ 553,024	2,960,836	(4,956,081)
Balance, Shares at Aug. 31, 2021		1,940,153	150,000	250,000	6,350,000	14,989,500	537,774,616
Balance, Amount at Aug. 31, 2021	(953,770)	$ 194	$ 15	$ 250,000	$ 635	$ 1,499	$ 537,774	2,884,051	(4,627,938)	0
Net Loss	(74,565)	0	0	0	$ 0	0	$ 0	0	(74,565)	0
Conversion Of Series D Preferred Stock, Shares					(350,000)		5,250,000
Conversion Of Series D Preferred Stock, Amount	0	0	0	0	$ (35)	0	$ 5,250	(5,215)	0	0
Common Stock Payable	92,000	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	0	0	92,000
Balance, Shares at Nov. 30, 2021		1,940,153	150,000	250,000	6,000,000	14,989,500	543,024,616
Balance, Amount at Nov. 30, 2021	(936,335)	$ 194	$ 15	$ 250,000	$ 600	$ 1,499	$ 543,024	2,878,836	(4,702,503)	92,000
Net Loss	(253,578)								(253,578)
Common Stock Issued In Conjunction With Convertible Note, Shares							10,000,000
Common Stock Issued In Conjunction With Convertible Note, Amount		$ 0	$ 0				$ 10,000	82,000		$ 92,000
Balance, Shares at Feb. 28, 2022		1,940,153	150,000	250,000	6,000,000	14,989,500	553,024,616
Balance, Amount at Feb. 28, 2022	$ (1,189,913)	$ 194	$ 15	$ 250,000	$ 600	$ 1,499	$ 553,024	$ 2,960,836	$ (4,956,081)